Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Summary of total transactions with the technological partner

The total transactions with the technological partner were as follows (in thousands):

	As of December 31,
	2015	2016	2017
Amounts billed from technological partner	1,025	1,009	1,092
Outstanding balance	19	241	—

Summary of key management personnel compensation

Key management personnel compensation was comprised of (in thousands):

	Year Ended December 31,
	2015	2016	2017
Wages and bonus	$2,980	$2,911	$3,134
Other remuneration	67	95	124
Post-employment benefits	32	60	106
Share-based payments	1,234	1,812	2,478
Total	$4,313	$4,878	$5,842